Provisions - Schedule of status and changes of the defined benefit obligations, United Kingdom (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid by settlements	€ 20	€ 2	€ 179
UK
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	475
UK | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	9,451	8,982	15,392
Net incorporation of companies into the Group	0	(28)	0
Current service cost	13	14	30
Interest cost	438	436	283
Benefits paid	(465)	(428)	(487)
Benefits paid by settlements	0	9	0
Contributions made by employees	7	6	9
Past service cost	0	0	0
Actuarial (gains)/losses	(965)	281	(5,660)
Demographic actuarial (gains)/losses	(133)	(59)	(144)
Financial actuarial (gains)/losses	(832)	340	(5,516)
Exchange differences and other items	419	197	(585)
Net defined benefit liability (asset) at end of period	€ 8,898	€ 9,451	€ 8,982